Financial Assets and Liabilities - Summary of Derivative Financial Instruments by Classification (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of fair value of credit derivative [abstract]
Non-current derivative financial assets	₱ 96	₱ 81
Noncurrent liabilities (Note 28)	(12)	(190)
Current liabilities (Note 28)	(1,021)	(960)
Net liabilities	₱ (937)	₱ (1,069)